Note 6 - Investments in Juanicipio	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of interests in associates [text block]
6.	INVESTMENTS IN JUANICIPIO

The Company acquired a
100%
interest in the Juanicipio property effective
July 16, 2003.
Pursuant to an agreement effective
July 1, 2005 (
the “Agreement”) with Industrias Peñoles, S.A. de C.V. (“Peñoles”), the Company granted Peñoles or any of its subsidiaries an option to earn a
56%
interest in the Juanicipio Property in Mexico in consideration for Peñoles conducting
$5,000
of exploration on the property over
four
years and Peñoles purchasing
$1,000
of common shares of the Company in
two
tranches for
$500
each.

In mid
2007,
Peñoles met all of the earn-in requirements of the Agreement. In
December 2007,
the Company and Peñoles created an operating company named Minera Juanicipio, S.A. de C.V. (“Minera Juanicipio”) for the purpose of holding and operating the Juanicipio Property. In
2008,
MAG was notified that Peñoles had transferred its
56%
interest of Minera Juanicipio to Fresnillo pursuant to a statutory merger. Minera Juanicipio is held
56%
by Fresnillo and
44%
by the Company. Fresnillo is the operator of Minera Juanicipio, and with its affiliates, beneficially owns
10.3%
of the common shares of the Company as at
December 31, 2020,
as publicly reported. In
December 2007,
all mineral rights and surface rights relating to the Juanicipio project held by the Company and Peñoles, respectively, were ceded into Minera Juanicipio. Minera Juanicipio is governed by a shareholders' agreement. All costs relating to the project and Minera Juanicipio are required to be shared by the Company and Fresnillo pro-rata based on their ownership interests in Minera Juanicipio, and if either party does not
fund pro-rata, their ownership interest will be diluted in accordance with the Minera Juanicipio shareholders' agreement.

The Company has recorded its investment in Minera Juanicipio (“Investment in Juanicipio”) using the equity basis of accounting. The cost of the investment includes the carrying value of the deferred exploration and mineral and surface rights costs incurred by the Company on the Juanicipio Property and contributed to Minera Juanicipio plus the required net cash investment to establish and maintain its
44%
interest.

The Company's investment relating to its interest in Minera Juanicipio is detailed as follows for the year:

	Year Ended December 31,
	2020	2019
Joint venture oversight expenditures incurred 100% by MAG	$568	$345
Interest earned on advance to Minera Juanicipio (1)	(567)	-
Cash contributions to Minera Juanicipio (1)	63,712	53,200
Total for the year	63,713	53,545
Equity pick up of current income for the year (2)	2,214	1,884
Balance, beginning of year	136,643	81,214
Balance, end of year	$202,570	$136,643

(
1
)
During the year, Fresnillo and the Company advanced
$144,800
as shareholder loans (MAG's
44%
share
$63,712
) to Minera Juanicipio, bearing interest at Libor +
2%.
The interest accrued within Minera Juanicipio was capitalized to ‘Mineral Interests, plant and equipment' and the interest recorded by the Company on the loan totaling
$567
has therefore been credited to the Investment in Juanicipio account as an eliminating related party entry (see
Note
14
).

(
2
)
Represents the Company's
44%
share of Minera Juanicipio's net income for the year, as determined by the Company.

Summary of financial information of Minera Juanicipio (on a
100%
basis reflecting adjustments made by the Company, including adjustments for differences in accounting policies):

Minera Juanicipio Financial information, December 31, 2020

	Year Ended December 31,
	2020	2019

Cash and cash equivalents	$51,503	$29,601
Value added tax and other receivables	26,055	19,163
Accounts receivable - metal sales	5,203	-
Inventory	427	-
Prepaids	-	101
Total current assets	83,188	48,865
Right-of-use asset	18	8
Mineral interests, plant and equipment	381,780	261,023
Total assets	$464,986	$309,896

Payables to Peñoles and other vendors	$5,011	$5,600
Total current liabilities	5,011	5,600
Lease liability	13	9
Provision for reclamation and remediation costs	1,450	725
Deferred income tax liability	8,406	3,288
Total liabilities	14,880	9,622
Shareholders equity including shareholder advances	450,106	300,274
Total liabilities and equity	$464,986	$309,896

	Year ended December 31,
	2020	2019

Sales	$15,335	$-
Cost of sales	(3,873)	-
Gross profit	11,462	-
Operating expenses	(315)	-
	11,147	-
Interest and foreign exchange	(623)	946
Income tax (expense) benefit	(5,492)	3,337

Income for the year	$5,032	$4,283

MAG's 44% equity pick up	$2,214	$1,884

The Juanicipio Project has
not
reached commercial production as of
December 31, 2020
as the mine and processing facility are still in development. However, some mineralized material from development was processed through Fresnillo's mill and refined and sold during year
2020.
The Joint Venture produced and sold
616
thousand silver ounces,
1,029
gold ounces,
163
tonnes of lead and
224
tonnes of zinc during the year. Pre-commercial production sales on a
100%
basis totaled
$15,335
net of related costs of
$3,873
resulted in a gross profit of
$11,462.

Mineral interest, plant and equipment capitalized directly by Minera Juanicipio for the year ended
December 31, 2020
amounted to
$120,757
(
December 31, 2019:
$99,048
).